Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222711 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000222711 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222711 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222711 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222711 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222711 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222711 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222711 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222711 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222711 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222711 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000222711 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000222711 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000222711 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000222711 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222710 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000222710 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222710 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000222710 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000222710 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222710 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222710 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222710 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222710 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222710 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222710 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000222710 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000222710 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000222710 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000222710 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.40%